Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Forward Funds
Central Index Key	0000889188
Amendment Flag	false
Document Creation Date	Oct 22, 2012
Document Effective Date	Oct 22, 2012
Prospectus Date	May 1, 2012

FORWARD FUNDS

Supplement dated October 22, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class C Shares of the Forward Extended MarketPlus Fund (“Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSE LIMITS

The following information applies to the Forward Extended MarketPlus Fund only:

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the No-Load Summary Prospectus and the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee(1)	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses(1)	0.32%	0.32%
Total Annual Fund Operating Expenses	1.32%	0.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	0.85%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% and 0.85%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$127	$87
3 Years	$411	$286
5 Years	$716	$502
10 Years	$1,582	$1,124

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the Load Summary Prospectus and the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class C
Management Fee(1)	0.50%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C
1 Year	$278
3 Years	$566
5 Years	$978
10 Years	$2,129

You would pay the following expenses if you did not redeem your shares:

Class C
1 Year	$178
3 Years	$566
5 Years	$978
10 Years	$2,129

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the Class Z Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class Z
Management Fee(1)	0.50%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z
1 Year	$77
3 Years	$255
5 Years	$448
10 Years	$1,006

****

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	ff5_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 22, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class C Shares of the Forward Extended MarketPlus Fund (“Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSE LIMITS

The following information applies to the Forward Extended MarketPlus Fund only:

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the No-Load Summary Prospectus and the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee(1)	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses(1)	0.32%	0.32%
Total Annual Fund Operating Expenses	1.32%	0.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	0.85%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% and 0.85%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$127	$87
3 Years	$411	$286
5 Years	$716	$502
10 Years	$1,582	$1,124

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the Load Summary Prospectus and the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class C
Management Fee(1)	0.50%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C
1 Year	$278
3 Years	$566
5 Years	$978
10 Years	$2,129

You would pay the following expenses if you did not redeem your shares:

Class C
1 Year	$178
3 Years	$566
5 Years	$978
10 Years	$2,129

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the Class Z Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class Z
Management Fee(1)	0.50%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z
1 Year	$77
3 Years	$255
5 Years	$448
10 Years	$1,006

****

No Load | Forward Extended MarketPlus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff5_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 22, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class C Shares of the Forward Extended MarketPlus Fund (“Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSE LIMITS

The following information applies to the Forward Extended MarketPlus Fund only:

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the No-Load Summary Prospectus and the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee(1)	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses(1)	0.32%	0.32%
Total Annual Fund Operating Expenses	1.32%	0.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	0.85%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% and 0.85%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$127	$87
3 Years	$411	$286
5 Years	$716	$502
10 Years	$1,582	$1,124

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
No Load | Forward Extended MarketPlus Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	411
5 Years	rr_ExpenseExampleYear05	716
10 Years	rr_ExpenseExampleYear10	1,582
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	411
5 Years	rr_ExpenseExampleNoRedemptionYear05	716
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,582
No Load | Forward Extended MarketPlus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	502
10 Years	rr_ExpenseExampleYear10	1,124
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	286
5 Years	rr_ExpenseExampleNoRedemptionYear05	502
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,124
Load | Forward Extended MarketPlus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff5_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 22, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class C Shares of the Forward Extended MarketPlus Fund (“Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSE LIMITS

The following information applies to the Forward Extended MarketPlus Fund only:

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the Load Summary Prospectus and the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class C
Management Fee(1)	0.50%
Distribution (12b-1) Fees	0.75%
Shareholder Services Fees	0.25%
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	1.82%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

Class C
1 Year	$278
3 Years	$566
5 Years	$978
10 Years	$2,129

You would pay the following expenses if you did not redeem your shares:

Class C
1 Year	$178
3 Years	$566
5 Years	$978
10 Years	$2,129

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Load | Forward Extended MarketPlus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	978
10 Years	rr_ExpenseExampleYear10	2,129
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	978
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,129
Class Z Shares | Forward Extended MarketPlus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff5_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 22, 2012

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Extended MarketPlus Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class C Shares of the Forward Extended MarketPlus Fund (“Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSE LIMITS

The following information applies to the Forward Extended MarketPlus Fund only:

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Extended MarketPlus Fund in the Class Z Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Class Z
Management Fee(1)	0.50%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses(1)	0.32%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement(2)	–0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.75%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class Z
1 Year	$77
3 Years	$255
5 Years	$448
10 Years	$1,006

****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Class Z Shares | Forward Extended MarketPlus Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Shareholder Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	1,006
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	448
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,006

[1]	Restated to reflect current fees.
[2]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.25% and 0.85%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.
[3]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.75%. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.
[4]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund's average daily net assets) of 0.75%. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 22, 2012